Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value	Fair Value:
Authoritative guidance regarding fair value measurements for financial and non-financial assets and liabilities defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements.
The guidance establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
•Level 1.  Quoted prices from active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Quoted prices in active markets provide the most reliable evidence of fair value and are used to measure fair value whenever available. Level 1 primarily consists of financial instruments that are exchange-traded.
•Level 2.  Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Level 2 primarily consists of financial instruments that are non-exchange-traded but have significant observable inputs.
•Level 3.  Pricing inputs that include significant inputs which are generally less observable from objective sources. These inputs may include internally developed methodologies that result in management's best estimate of fair value. Level 3 financial instruments are those whose fair value is based on significant unobservable inputs.
Assets and liabilities measured at fair value are based on one or more of the following three valuation techniques:
(1)Market approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business) and deriving fair value based on these inputs.
(2)Income approach.  The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.
(3)Cost approach.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (often referred to as current replacement cost). This approach assumes that the fair value would not exceed what it would cost a market participant to acquire or construct a substitute asset or comparable utility adjusted for obsolescence.

	Fair Value Measurements at Reporting Date Using
	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$245,313	$245,313	$—	$—
Corporate bonds and debt	$82,316	—	82,309	7
US Treasury securities	$53,806	53,806	—	—
Mortgage backed securities	$70,193	—	70,193	—
Domestic mutual funds	$95,175	95,175	—	—
Municipal bonds	$3,375	—	3,375	—
Federal agency securities	$8,487	—	8,487	—
Non-US Gov't bonds & private placements	$3,319	—	3,319	—
International mutual funds	$4,228	—	4,228	—
Money market	$138,553	138,553	—	—
Other	$16,859	16,859	—	—
Long-term investments:
Corporate bonds and debt	$20,972	—	20,972	—
US Treasury securities	$25,654	25,654	—	—
Mortgage backed securities	$20,232	—	20,232	—
Domestic mutual funds	$394,595	394,595	—	—
Treasury STRIPS	$142,199	—	142,199	—
Non-US Gov't bonds & private placements	$1,805	—	1,805	—
International mutual funds	$39,340	—	39,340	—
Other	$369	369	—	—
Short-term investments: Treasury STRIPS	$124,572	—	124,572	—
Natural gas swaps	$28,624	—	28,624	—

	Fair Value Measurements at Reporting Date Using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$234,979	$234,979	$—	$—
International equity trust	$134,911	—	134,911	$—
Corporate bonds and debt	$67,986	—	67,900	86
US Treasury securities	$43,917	43,917	—	—
Mortgage backed securities	$58,763	—	58,763	—
Domestic mutual funds	$85,481	85,481	—	—
Municipal Bonds	$303	—	303	—
Federal agency securities	$7,256	—	7,256	—
Non-US Gov't bonds & private placements	$2,717	—	2,717	—
International mutual funds	$2,012	—	2,012	—
Other	$2,914	2,914	—	—
Long-term investments:
International equity trust	$43,202	—	43,202	—
Corporate bonds and debt	$14,151	—	14,151	—
US Treasury securities	$17,243	17,243	—	—
Mortgage backed securities	$15,024	—	15,024	—
Domestic mutual funds	$378,387	378,387	—	—
Treasury STRIPS	$220,765	—	220,765	—
Non-US Gov't bonds & private placements	$1,568	—	1,568	—
Other	$392	392	—	—
Short-term investments: Treasury STRIPS	$143,931	—	143,931	—
Natural gas swaps	$13,445	—	13,445	—
The Level 2 investments above in corporate bonds and debt, federal agency mortgage backed securities, and mortgage backed securities may not be exchange traded. The fair value measurements for these investments are based on a market approach, including the use of observable inputs. Common inputs include reported trades and broker/dealer bid/ask prices. The fair value of the Level 2 investments above in international equity trust are calculated based on the net asset value per share of the fund. There are no unfunded commitments for the international equity trust and redemption may occur daily with a 3-day redemption notice period.
The Level 3 investments above in corporate bonds and debt consist of investments in bank loans which are not exchange traded. Although these securities may be liquid and priced daily, their inputs are not observable.
The estimated fair values of our long-term debt, including current maturities at December 31, 2024 and 2023 were as follows:

	2024		2023
	(in thousands)
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt	$12,643,088	$10,666,727	$12,096,552	$10,638,749
The estimated fair value of long-term debt is classified as Level 2 and is based on observed or quoted market prices for the same or similar issues, or based on current rates offered to us for debt of similar maturities. The primary sources of our long-term debt consist of first mortgage bonds, pollution control revenue bonds and long-term debt issued by the Federal Financing Bank that is guaranteed by the Rural Utilities Service or the U.S.
Department of Energy. The valuations for the first mortgage bonds and the pollution control revenue bonds were obtained from a third party data reporting service, and are based on secondary market trading of our debt. Valuations for debt issued by the Federal Financing Bank are based on U.S. Treasury rates as of December 31, 2024 plus an applicable spread, which reflects our borrowing rate for new loans of this type from the Federal Financing Bank.
For cash and cash equivalents, restricted cash and short-term investments and receivables, the carrying amount approximates fair value because of the short-term maturity of those instruments.